Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 09, 2014
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Central Index Key	dei_EntityCentralIndexKey	0001176343
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 09, 2014
Document Effective Date	dei_DocumentEffectiveDate	Sep. 10, 2014
Prospectus Date	rr_ProspectusDate	Oct. 06, 2014